REVENUES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues
Contract liabilities	$ 68,114	$ 50,430	$ 7,851
Contract liabilities, revenue recognized	16,915	5,438
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenues
Transaction price of remaining performance obligation	$ 255,159	$ 333,985
Recognized revenue	1 year	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenues
Transaction price of remaining performance obligation	$ 7,045	$ 12,067
Minimum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenues
Recognized revenue	1 year	1 year
Maximum | Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenues
Recognized revenue	10 years	10 years